Non-Controlling Interest in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Non-Controlling Interest in Subsidiaries [Abstract]
Noncontrolling Interest [Table Text Block]
29. NON-CONTROLLING INTEREST IN SUBSIDIARIES

Non-controlling interest in subsidiaries consisted of the following:

As at	December 31	December 31
millions of Canadian dollars	2017	2016
ICDU	$52	$53
Preferred shares of GBPC	19	34
Domlec	21	25
	$92	$112

Schedule of Sale of Stock by Subsidiary or Equity Method Investee Disclosure [Table Text Block]
Preferred shares of GBPC:

Authorized:
35,000 non-voting cumulative redeemable variable perpetual preferred shares

	2017		2016
Issued and outstanding:	number of shares	millions of dollars	number of shares	millions of dollars
Outstanding as at December 31	20,000	$19	35,000	$34